Revenue from Contracts with Customers - Deferred Revenue (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2020
Contract with Customer, Liability [Roll Forward]
Beginning of the period contract liability	$ 9,423	$ 8,385	$ 0
Fair value of contract liability acquired (Note 4)			12,703
Revenue recognized from contract liabilities included in the beginning balance	(1,350)	(3,524)	(11,005)
Increases due to cash received, net of amounts recognized in revenue during the period	1,375	4,562	6,687
End of the period contract liability	$ 9,448	$ 9,423	$ 8,385